Quarterly Holdings Report
for
Fidelity® Growth Company K6 Fund
August 31, 2025
GCF-K6-NPRT3-1025
1.9893921.106
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	1,805	2,971,283
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	82,740	19,344,986

TOTAL BELGIUM		19,344,986
CANADA - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	310,067	4,018,781
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	143,240	11,085,344
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	51,385	10,007,228
IT Services - 0.3%
Shopify Inc Class A (c)	399,793	56,469,106
TOTAL INFORMATION TECHNOLOGY		66,476,334

Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	33,673	4,854,636
Barrick Mining Corp (e)	963,620	25,701,679
		30,556,315
TOTAL CANADA		112,136,774
CHINA - 0.5%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	179,486	24,230,610
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	490,168	19,077,339
Trip.com Group Ltd ADR	98,765	7,283,918
		26,361,257
TOTAL CONSUMER DISCRETIONARY		50,591,867

Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (c)	183,954	56,299,122
Zai Lab Ltd ADR (c)	140,382	4,646,644
		60,945,766
TOTAL CHINA		111,537,633
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	17,108	3,323,571
Zealand Pharma A/S (c)	304,114	20,847,159
		24,170,730
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	1,104	62,331
TOTAL DENMARK		24,233,061
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR	8,754,041	37,642,376
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	72,000	5,834,160
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	439	12,573
DNA Script SAS (b)(c)(d)	115	3,288
		15,861
TOTAL FRANCE		5,850,021
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	11	2,140
Birkenstock Holding Plc (c)	55,236	2,879,453
		2,881,593
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)(e)	161,400	16,140,000
TOTAL GERMANY		19,021,593
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	7,000	413,210
INDIA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd (c)	237,321	23,435,449
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	905,792	13,964,668
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar ADR	418,567	29,785,228
Financial Services - 0.0%
Jio Financial Services Ltd	625,046	2,213,625
TOTAL FINANCIALS		31,998,853

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	486,000	2,583,474
TOTAL INDIA		71,982,444
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (c)	803,137	6,585,723
Pharmaceuticals - 0.1%
GH Research PLC (c)(e)	556,156	7,508,106
TOTAL IRELAND		14,093,829
ISRAEL - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (c)	384,980	23,179,646
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	23,656	1,050,326
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	107,673	147,512
TOTAL ISRAEL		24,377,484
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	16,419	1,042,114
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	626,603	15,810,581
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	161,734	4,989,494
Kioxia Holdings Corp (c)	371,781	6,409,015
		11,398,509
TOTAL JAPAN		27,209,090
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	73,705	3,687,459
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	249,905	6,722,445
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (c)	182,198	129,761,417
Merus NV (c)	35,736	2,352,858
		132,114,275
Pharmaceuticals - 0.0%
Pharvaris NV (c)	384,853	8,332,067
TOTAL HEALTH CARE		140,446,342

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	2,345	1,741,444
TOTAL NETHERLANDS		142,187,786
POLAND - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
CCC SA (c)(e)	246,053	11,270,479
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(e)	3,500	0
SWITZERLAND - 0.6%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
On Holding AG Class A (c)	2,138,561	96,406,330
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (c)(e)	178,002	9,225,844
Idorsia Ltd (c)	502,222	1,732,340
		10,958,184
Pharmaceuticals - 0.1%
Galderma Group AG	81,812	14,273,518
TOTAL HEALTH CARE		25,231,702

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	3,241	669,267
TOTAL SWITZERLAND		122,307,299
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	32,087	2,556,692
Taiwan Semiconductor Manufacturing Co Ltd ADR	134,168	30,975,366

TOTAL TAIWAN		33,532,058
UNITED KINGDOM - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	310,294	16,857,881
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)	2,668	2,740,756
TOTAL FINANCIALS		19,598,637

Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (c)	334,049	10,763,058
TOTAL UNITED KINGDOM		30,361,695
UNITED STATES - 93.5%
Communication Services - 14.8%
Entertainment - 2.2%
Netflix Inc (c)	294,917	356,333,465
ROBLOX Corp Class A (c)	767,783	95,658,084
Roku Inc Class A (c)	105,037	10,142,373
Spotify Technology SA (c)	22,664	15,454,128
Walt Disney Co/The	144	17,047
		477,605,097
Interactive Media & Services - 12.3%
Alphabet Inc Class A	4,118,452	876,859,616
Alphabet Inc Class C	1,738,046	371,124,962
Epic Games Inc (b)(c)(d)	5,000	3,502,899
Meta Platforms Inc Class A	1,802,255	1,331,325,769
Pinterest Inc Class A (c)	167,485	6,134,976
Reddit Inc Class A (c)	108,593	24,442,113
Reddit Inc Class B (c)	51,402	11,569,562
Snap Inc Class A (c)	779,606	5,566,386
		2,630,526,283
Media - 0.0%
Comcast Corp Class A	107,155	3,640,055
Trade Desk Inc (The) Class A (c)	27,241	1,488,993
		5,129,048
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	277,023	69,807,026
TOTAL COMMUNICATION SERVICES		3,183,067,454

Consumer Discretionary - 12.9%
Automobiles - 1.6%
Rad Power Bikes Inc (b)(c)(d)	171,416	8,570
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	280,502	25,245
Rivian Automotive Inc Class A (c)(e)	93,101	1,263,381
Tesla Inc (c)	1,014,949	338,861,023
		340,158,219
Broadline Retail - 6.3%
Amazon.com Inc (c)	5,417,220	1,240,543,380
Etsy Inc (c)	28,294	1,499,865
Ollie's Bargain Outlet Holdings Inc (c)	652,102	82,712,618
		1,324,755,863
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (c)	3,810	1,134,847
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (c)	73,736	9,624,760
Booking Holdings Inc	13,718	76,807,768
Brinker International Inc (c)	103,106	16,082,474
Cava Group Inc (c)	72,284	4,882,784
Chipotle Mexican Grill Inc (c)	554,311	23,358,666
DoorDash Inc Class A (c)	53,128	13,029,642
Expedia Group Inc Class A	2,154	462,679
Marriott International Inc/MD Class A1	95,726	25,641,166
McDonald's Corp	854	267,763
Shake Shack Inc Class A (c)	27,180	2,881,080
Sonder Holdings Inc Stage 1 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 2 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 3 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 4 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 5 rights (b)(c)	5,103	0
Sonder Holdings Inc Stage 5 rights (b)(c)	5,102	0
Starbucks Corp	167,766	14,795,284
Viking Holdings Ltd (c)	75,557	4,806,936
Wingstop Inc	27,873	9,145,689
		201,786,691
Household Durables - 0.5%
DR Horton Inc	74,717	12,663,037
Garmin Ltd	132,794	32,112,245
Lennar Corp Class A	139,181	18,530,558
SharkNinja Inc (c)	258,606	30,246,558
Somnigroup International Inc	153,857	12,916,295
Toll Brothers Inc	70,816	9,843,424
		116,312,117
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	233,790	1,776,804
Specialty Retail - 2.4%
Carvana Co Class A (c)	106,069	39,449,182
Dick's Sporting Goods Inc	144,151	30,675,333
Fanatics Inc Class A (b)(c)(d)	204,775	12,505,609
Floor & Decor Holdings Inc Class A (c)	65,408	5,358,223
Home Depot Inc/The	326,958	132,996,706
Lowe's Cos Inc	198,357	51,188,007
Restoration Hardware Inc (c)	18,865	4,257,265
Revolve Group Inc Class A (c)	663,512	14,842,763
Ross Stores Inc	62,416	9,185,139
TJX Cos Inc/The	799,790	109,259,312
Wayfair Inc Class A (c)	1,360,633	101,503,222
		511,220,761
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp (c)	1,640,910	196,302,064
Lululemon Athletica Inc (c)	205,432	41,538,350
NIKE Inc Class B	277,982	21,507,467
VF Corp	136,500	2,065,245
		261,413,126
TOTAL CONSUMER DISCRETIONARY		2,758,558,428

Consumer Staples - 2.4%
Beverages - 0.6%
Celsius Holdings Inc (c)	20,935	1,316,393
Coca-Cola Co/The	1,398,889	96,509,352
Constellation Brands Inc Class A	9,450	1,530,333
Keurig Dr Pepper Inc	583,281	16,967,644
Monster Beverage Corp (c)	126,970	7,924,198
PepsiCo Inc	98,511	14,643,660
		138,891,580
Consumer Staples Distribution & Retail - 0.7%
Albertsons Cos Inc Class A	11,582	225,385
Costco Wholesale Corp	118,544	111,824,926
Kroger Co/The	345,573	23,443,672
Maplebear Inc (c)	24,734	1,072,714
Target Corp	110,111	10,568,454
Walmart Inc	115,712	11,221,750
		158,356,901
Food Products - 0.1%
Bunge Global SA	33,327	2,806,800
Hershey Co/The	12,263	2,253,326
Mondelez International Inc	104,192	6,401,556
WK Kellogg Co (e)	65,830	1,508,824
		12,970,506
Household Products - 0.1%
Church & Dwight Co Inc	74,923	6,979,827
Clorox Co/The	21,239	2,510,449
Colgate-Palmolive Co	100,736	8,468,876
Procter & Gamble Co/The	85,051	13,356,409
		31,315,561
Personal Care Products - 0.0%
Beauty Health Co/The (c)(d)	428,643	891,577
Beauty Health Co/The Class A (c)(e)	1,323,428	2,752,731
Kenvue Inc	222,247	4,602,735
		8,247,043
Tobacco - 0.9%
JUUL Labs Inc Class A (b)(c)(d)	2,825,095	4,350,646
Philip Morris International Inc	966,840	161,587,970
		165,938,616
TOTAL CONSUMER STAPLES		515,720,207

Energy - 0.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	103,747	4,710,113
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	8,532	1,064,964
EQT Corp	195,935	10,157,270
Range Resources Corp	565,566	19,381,948
Valero Energy Corp	53,614	8,149,864
		38,754,046
TOTAL ENERGY		43,464,159

Financials - 4.5%
Banks - 0.6%
Bank of America Corp	910,124	46,179,692
JPMorgan Chase & Co	136,460	41,131,773
Wells Fargo & Co	374,141	30,746,907
		118,058,372
Capital Markets - 1.3%
Blackrock Inc	27,846	31,386,340
Coinbase Global Inc Class A (c)	43,609	13,280,685
Goldman Sachs Group Inc/The	35,468	26,432,527
Robinhood Markets Inc Class A (c)	1,978,523	205,825,748
		276,925,300
Consumer Finance - 0.0%
American Express Co	34,359	11,382,450
Financial Services - 2.6%
Apollo Global Management Inc	126,171	17,188,275
Block Inc Class A (c)	37,745	3,006,012
Chime Financial Inc (c)(e)	9,535	251,819
Mastercard Inc Class A	385,825	229,677,764
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	23,230	8,827
Toast Inc Class A (c)	528,588	23,839,319
Visa Inc Class A	820,991	288,808,215
		562,780,231
TOTAL FINANCIALS		969,146,353

Health Care - 8.0%
Biotechnology - 4.8%
AbbVie Inc	135,031	28,410,522
Absci Corp (c)(e)	2,229,249	5,327,905
Akouos Inc (b)(c)	338,256	64,269
Alector Inc (c)	1,289,033	3,029,228
Alnylam Pharmaceuticals Inc (c)	402,762	179,837,261
Amgen Inc	113,312	32,600,996
Annexon Inc (c)	224,661	462,802
Antares Therapeutics Inc (b)	49,923	41,435
Apogee Therapeutics Inc (c)	476,857	17,343,289
Arcellx Inc (c)	205,129	14,233,901
ArriVent Biopharma Inc (c)	95,800	1,831,696
Arrowhead Pharmaceuticals Inc (c)	542,230	11,945,327
aTyr Pharma Inc (c)(e)	1,414,353	7,609,219
Avidity Biosciences Inc (c)	1,198,903	55,844,902
Beam Therapeutics Inc (c)	914,740	14,965,146
Biohaven Ltd (c)	47,130	725,331
Biomea Fusion Inc (c)	819,538	1,598,099
Biomea Fusion Inc warrants 12/20/2026 (c)	153,200	45,839
Boundless Bio Inc (c)	239,919	268,709
CAMP4 Therapeutics Corp (e)	32,240	49,005
Candel Therapeutics Inc (c)	279,871	1,620,453
Caris Life Sciences Inc (f)	201,541	7,737,159
Caris Life Sciences Inc (c)	153,843	5,906,033
Cartesian Therapeutics Inc (c)	108,220	1,087,611
Cibus Inc Class A (c)	702,803	941,756
Crescent Biopharma Inc (d)	105,811	1,523,678
Day One Biopharmaceuticals Inc (c)	339,215	2,547,505
Denali Therapeutics Inc (c)	438,779	6,700,155
Dianthus Therapeutics Inc (c)	288,135	6,791,342
Dyne Therapeutics Inc (c)	283,164	3,819,882
Exact Sciences Corp (c)	56,333	2,671,311
Foghorn Therapeutics Inc (c)	531,268	2,688,216
Ideaya Biosciences Inc (c)	1,303,195	31,993,437
Immunome Inc (c)(e)	773,604	7,356,974
Immunovant Inc (c)(e)	1,463,212	21,494,584
Insmed Inc (c)	76,000	10,343,600
Ionis Pharmaceuticals Inc (c)(e)	2,329,801	99,331,066
Jade Biosciences Inc	169,072	1,335,669
Janux Therapeutics Inc (c)	483,074	10,975,441
Korro Bio Inc (c)	30,795	710,749
Korro Bio Inc (c)(d)	21,489	495,966
Krystal Biotech Inc (c)	228,654	33,772,196
Kymera Therapeutics Inc (c)	491,192	20,237,110
Lexicon Pharmaceuticals Inc (c)(e)	3,941,286	4,335,415
Metsera Inc (c)(e)	1,062,242	37,486,520
Moderna Inc (c)	1,432,574	34,510,708
MoonLake Immunotherapeutics Class A (c)	266,290	14,845,668
Nurix Therapeutics Inc (c)	170,343	1,591,004
Nuvalent Inc Class A (c)	525,411	40,235,974
Odyssey Therapeutics Inc warrants (b)(c)	526,342	473,708
ORIC Pharmaceuticals Inc (c)(e)	244,583	2,502,084
Oruka Therapeutics Inc (c)	91,935	1,360,638
Recursion Pharmaceuticals Inc Class A (c)(e)	481,108	2,261,208
Regeneron Pharmaceuticals Inc	25,167	14,614,477
Revolution Medicines Inc (c)	713,680	27,098,430
Roivant Sciences Ltd (c)(e)	5,695,586	67,948,341
Sana Biotechnology Inc (c)(e)	3,253,231	9,954,887
Scholar Rock Holding Corp (c)	1,119,594	36,554,744
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	39,325	999,027
Sigilon Therapeutics Inc rights (b)(c)	8,716	73,389
Spyre Therapeutics Inc (c)	525,795	8,670,360
Summit Therapeutics Inc (c)(e)	657,171	15,574,953
Taysha Gene Therapies Inc (c)	1,507,552	4,402,052
Tectonic Therapeutic Inc (c)(e)	256,232	6,544,165
UNITY Biotechnology Inc warrants 8/22/2027 (c)	712,537	6
Upstream Bio Inc	97,650	1,672,745
Vaxcyte Inc (c)	206,319	6,352,562
Vera Therapeutics Inc Class A (c)	238,271	5,156,184
Vertex Pharmaceuticals Inc (c)	45,743	17,886,428
Viking Therapeutics Inc (c)	573	15,499
		1,021,437,950
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	33,905	4,497,837
Blink Health LLC Class A1 (b)(c)(d)	85,627	3,115,967
Boston Scientific Corp (c)	89,799	9,473,795
Ceribell Inc (c)	72,133	853,333
Dexcom Inc (c)	128,994	9,718,408
GE HealthCare Technologies Inc	56,424	4,160,142
Intuitive Surgical Inc (c)	200,102	94,707,276
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	3,611	43,909
Novocure Ltd (c)	1,799,355	22,186,047
PROCEPT BioRobotics Corp (c)	499,021	20,045,674
		168,802,388
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (c)	341,814	5,592,077
Cardinal Health Inc	44,388	6,604,047
CVS Health Corp	320,938	23,476,615
McKesson Corp	28,455	19,538,341
Omada Health Inc (f)	212,183	5,026,615
Omada Health Inc	44,939	1,064,605
Scorpion Therapeutics Inc (b)(d)	792,406	261,494
Scorpion Therapeutics Inc (b)(d)	792,406	8
Scorpion Therapeutics Inc rights 3/5/2040 (b)(c)(d)	792,406	443,747
		62,007,549
Health Care Technology - 0.0%
HeartFlow Inc (f)	97,802	3,080,763
HeartFlow Inc	51,200	1,612,800
Prognomiq Inc (b)(c)(d)	30,664	2,146
Wugen Inc warrants 8/22/2035 (b)(c)(d)	91,361	156,227
		4,851,936
Life Sciences Tools & Services - 0.0%
Danaher Corp	1,399	287,942
Thermo Fisher Scientific Inc	11,098	5,468,207
		5,756,149
Pharmaceuticals - 2.1%
Adimab LLC (b)(c)(d)(g)	196,899	2,939,702
Adimab LLC (b)(c)(d)(g)	196,899	927,394
Atea Pharmaceuticals Inc (c)	667,243	2,241,936
Bristol-Myers Squibb Co	114,836	5,417,962
Crinetics Pharmaceuticals Inc (c)	165,503	5,128,938
Dragonfly Therapeutics Inc (b)(d)	31,376	1,066,156
Eli Lilly & Co	493,760	361,718,702
Harmony Biosciences Holdings Inc (c)	361,605	13,339,608
Maze Therapeutics Inc	28,979	419,906
Nuvation Bio Inc Class A (c)(e)	4,740,888	14,080,437
Ocular Therapeutix Inc (c)	2,138,238	26,107,886
Optinose Inc (b)	120,082	1
Optinose Inc warrants 11/23/2027 (b)(c)	231,338	3
Pfizer Inc	24,097	596,642
Rapport Therapeutics Inc (c)	515,878	9,094,929
Roche Holding AG rights (b)(c)	1,208,256	1,957,375
Sienna Biopharmaceuticals Inc (b)(c)	394,128	4
Skyhawk Therapeutics Inc (b)(c)(d)	127,580	1,634,300
		446,671,881
TOTAL HEALTH CARE		1,709,527,853

Industrials - 3.1%
Aerospace & Defense - 1.0%
Anduril Industries Inc Class B (b)(d)	2,199	89,895
Anduril Industries Inc Class C (b)(d)	1	41
Boeing Co (c)	127,769	29,984,829
GE Aerospace	170,916	47,036,083
Space Exploration Technologies Corp (b)(c)(d)	526,373	111,591,077
Space Exploration Technologies Corp Class C (b)(c)(d)	100,551	21,316,812
		210,018,737
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	20,830	1,821,375
Construction & Engineering - 0.1%
Comfort Systems USA Inc	6,500	4,571,970
Fluor Corp (c)	69,075	2,833,457
Quanta Services Inc	34,414	13,007,115
WillScot Holdings Corp	12,538	303,921
		20,716,463
Electrical Equipment - 0.5%
Eaton Corp PLC	98,936	34,542,515
Emerson Electric Co	56,679	7,481,628
GE Vernova Inc	71,558	43,862,907
Vertiv Holdings Co Class A	84,750	10,809,863
		96,696,913
Ground Transportation - 0.5%
Avis Budget Group Inc (c)(e)	105,288	16,659,720
Uber Technologies Inc (c)	884,443	82,916,531
Union Pacific Corp	58,135	12,997,242
		112,573,493
Industrial Conglomerates - 0.1%
3M Co	43,191	6,717,496
Honeywell International Inc	62,002	13,609,439
		20,326,935
Machinery - 0.3%
Caterpillar Inc	64,546	27,047,356
Deere & Co	50,515	24,178,500
Illinois Tool Works Inc	44,862	11,872,728
		63,098,584
Passenger Airlines - 0.6%
Alaska Air Group Inc (c)	174,502	10,955,235
Delta Air Lines Inc	519,715	32,107,993
Southwest Airlines Co (e)	383,263	12,609,353
United Airlines Holdings Inc (c)	673,049	70,670,145
		126,342,726
Professional Services - 0.0%
Paylocity Holding Corp (c)	23,496	4,211,188
TOTAL INDUSTRIALS		655,806,414

Information Technology - 47.0%
Communications Equipment - 1.1%
Arista Networks Inc	269,283	36,770,594
Ciena Corp (c)	1,908,645	179,355,371
Lumentum Holdings Inc (c)	193,629	25,715,867
		241,841,832
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp (c)	509,247	46,071,576
Corning Inc	456,635	30,608,244
Zebra Technologies Corp Class A (c)	7,421	2,353,125
		79,032,945
IT Services - 1.3%
Akamai Technologies Inc (c)	19	1,503
Cloudflare Inc Class A (c)	753,308	157,222,914
CoreWeave Inc Class A (c)	612,040	63,064,602
CoreWeave Inc Class A (b)(f)	91,226	9,399,927
CoreWeave Inc Class A (h)	45,640	4,702,745
IBM Corporation	13,049	3,177,301
Kyndryl Holdings Inc (c)	138,572	4,405,204
MongoDB Inc Class A (c)	8,784	2,772,318
Okta Inc Class A (c)	94,381	8,755,725
Snowflake Inc (c)	48,046	11,466,658
Twilio Inc Class A (c)	11,700	1,235,637
X.Ai Holdings Corp Class A (b)(d)	133,646	4,886,098
		271,090,632
Semiconductors & Semiconductor Equipment - 22.4%
Advanced Micro Devices Inc (c)	285,499	46,430,702
Applied Materials Inc	76,570	12,309,393
ARM Holdings PLC ADR (c)	19,008	2,628,996
Astera Labs Inc (c)	848,970	154,682,335
Broadcom Inc	2,268,202	674,540,594
Cirrus Logic Inc (c)	74	8,450
First Solar Inc (c)	9,771	1,907,201
GlobalFoundries Inc (c)	225,115	7,516,590
Impinj Inc (c)	232,342	43,557,155
KLA Corp	53,751	46,870,872
Lam Research Corp	183,582	18,385,737
Marvell Technology Inc	735,798	46,255,941
Monolithic Power Systems Inc	21,569	18,026,507
NVIDIA Corp	20,350,580	3,544,664,025
ON Semiconductor Corp (c)	224,897	11,152,642
QUALCOMM Inc	123,313	19,820,098
Silicon Laboratories Inc (c)	504,592	67,791,936
SiTime Corp (c)	259,954	62,823,083
Teradyne Inc	134,154	15,862,369
Texas Instruments Inc	62,254	12,605,190
		4,807,839,816
Software - 12.7%
Adobe Inc (c)	57,242	20,418,221
Appfolio Inc Class A (c)	5,153	1,429,339
AppLovin Corp Class A (c)	405,233	193,940,461
Asapp Inc warrants 8/28/2028 (b)(c)(d)	351,555	333,977
Atlassian Corp Class A (c)	9,807	1,743,488
Autodesk Inc (c)	63,854	20,094,854
Celestial AI Inc (b)(d)	13,193	240,904
Circle Internet Group Inc (f)	119,757	15,805,529
Circle Internet Group Inc Class A	58	7,655
Crowdstrike Holdings Inc Class A (c)	108,690	46,051,953
Datadog Inc Class A (c)	114,748	15,683,757
Docusign Inc (c)	20,879	1,600,584
Elastic NV (c)	67,772	5,764,686
Figma Inc (f)	129,465	9,098,800
HubSpot Inc (c)	26,704	12,902,572
Intuit Inc	76,522	51,040,174
Microsoft Corp	2,529,346	1,281,594,326
Monday.com Ltd (c)	15,237	2,940,741
Nutanix Inc Class A (c)	4,009,171	269,456,383
OpenAI Global LLC rights (b)(c)(d)	2,897,400	3,969,438
Oracle Corp	2,159,519	488,332,032
Palantir Technologies Inc Class A (c)	109,842	17,213,340
Palo Alto Networks Inc (c)	28,080	5,349,802
Rubrik Inc Class A (c)	155,795	13,928,073
Salesforce Inc	51,260	13,135,375
SentinelOne Inc Class A (c)	71,463	1,347,792
Servicenow Inc (c)	115,708	106,157,462
Strategy Inc Class A (c)	64,873	21,694,180
Stripe Inc Class B (b)(c)(d)	38,500	1,366,750
Synopsys Inc (c)	4,545	2,742,998
Workday Inc Class A (c)	42,184	9,736,911
Zoom Communications Inc Class A (c)	459,283	37,394,822
Zscaler Inc (c)	145,626	40,345,683
		2,712,863,062
Technology Hardware, Storage & Peripherals - 9.1%
Apple Inc	6,286,536	1,459,356,467
Pure Storage Inc Class A (c)	4,999,972	388,047,827
Sandisk Corp/DE	1,750,196	91,832,784
Western Digital Corp	108,330	8,703,232
		1,947,940,310
TOTAL INFORMATION TECHNOLOGY		10,060,608,597

Materials - 0.3%
Chemicals - 0.1%
Corteva Inc	150,303	11,150,980
Farmers Business Network Inc (b)(c)	9,829	17,790
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	993,920	1,789,056
Mosaic Co/The	112,589	3,760,473
		16,718,299
Construction Materials - 0.0%
James Hardie Industries PLC (c)	129,888	2,614,645
Containers & Packaging - 0.0%
Smurfit WestRock PLC	181,706	8,605,596
Metals & Mining - 0.2%
Freeport-McMoRan Inc	1,059,406	47,037,627
TOTAL MATERIALS		74,976,167

Real Estate - 0.3%
Health Care REITs - 0.0%
Welltower Inc	36,905	6,210,373
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (c)	85,018	13,783,118
Zillow Group Inc Class C (c)	217,949	18,375,281
		32,158,399
Specialized REITs - 0.1%
American Tower Corp	75,263	15,342,363
Equinix Inc	6,747	5,304,423
		20,646,786
TOTAL REAL ESTATE		59,015,558

TOTAL UNITED STATES		20,029,891,190
TOTAL COMMON STOCKS (Cost $10,429,489,810)		20,851,816,309

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	310,600	1,162,762
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	82,200	307,724
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(i)	2,337,238	3,493,470
		4,963,956
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (b)(d)(j)	738,600	854,486
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/Us 10% 12/31/2026 (b)(d)	864,456	1,018,934
Health Care Technology - 0.0%
Wugen Inc 0% (b)(d)(k)	515,072	615,408
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (b)(d)	576,493	736,585
TOTAL HEALTH CARE		2,370,927

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	11,723	8,286
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(d)	1,654,301	1,881,437
TOTAL INFORMATION TECHNOLOGY		1,889,723

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 9/28/2025 (b)(d)	1,143,008	1,265,538
TOTAL UNITED STATES		11,344,630
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,500,048)		11,344,630

Convertible Preferred Stocks - 2.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	1,477	2,431,349
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	268	441,165

TOTAL AUSTRALIA		2,872,514
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	15,098	4,126,995
AgomAb Therapeutics SA Series D (b)(d)	3,260	918,648

TOTAL BELGIUM		5,045,643
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	155,443	1,716,091
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	30,000	1,656,900
TOTAL CANADA		3,372,991
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	49,039	12,414,223
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	17,815	3,974,525
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (b)(d)	325,076	14,537,399
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	6	209
DNA Script SAS Series C (b)(c)(d)	2,549	587,409

TOTAL FRANCE		587,618
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (b)(d)	3,701,280	5,329,843
Meesho Series E (b)(d)	616,500	887,760
Meesho Series E-1 (b)(d)	293,760	423,014
Meesho Series F (b)(d)	4,671,002	6,726,243

TOTAL INDIA		13,366,860
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)(d)	2,718,923	2,012,003
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	166,900	1,318,510
Element Labs Inc Series B (b)(d)	155,700	1,367,046
		2,685,556
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	122,201	157,639
Xsight Labs Ltd Series F (b)(d)	358,909	1,518,185
		1,675,824
TOTAL ISRAEL		6,373,383
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	822,639	1,661,731
UNITED STATES - 2.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	22,348	1,117
Rad Power Bikes Inc Series C (b)(c)(d)	87,936	7,914
Rad Power Bikes Inc Series D (b)(c)(d)	219,600	30,744
Waymo LLC Series A2 (b)(c)(d)	6,592	481,414
Waymo LLC Series C2 (b)(d)	18,943	1,608,829
		2,130,018
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	1,400	347,088
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	141,369	421,280
Freenome Holdings Inc Series D (b)(c)(d)	125,665	407,154
Laronde Inc Series B (b)(c)(d)	81,282	2,166,166
		2,994,600
TOTAL CONSUMER DISCRETIONARY		5,471,706

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	19,907	741,137
GoBrands Inc Series H (b)(c)(d)	20,720	990,002
		1,731,139
Food Products - 0.0%
AgBiome LLC Series D (b)(c)(d)	511,821	5,118
TOTAL CONSUMER STAPLES		1,736,257

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	113,800	1,499,884
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	109,967	1,416,375
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)	60,730	842,325
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	211,815	2,736,650
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	15,557	191,351
Saluda Medical Inc Series D (b)(c)(d)	154,870	837,847
Saluda Medical Inc Series E (b)(c)(d)	196,112	786,409
Saluda Medical Inc Series E-1 (b)(d)	91,481	708,978
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	32,710	2,355,774
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	81,867	6,260,369
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	15,346	1,130,847
		18,766,809
Health Care - 0.4%
Biotechnology - 0.2%
Altos Labs Inc Series B (b)(c)(d)	124,464	3,114,089
Altos Labs Inc Series C (b)(c)(d)	52,694	1,318,404
Ankyra Therapeutics Series B (b)(c)(d)	329,325	1,534,655
Asimov Inc Series B (b)(c)(d)	19,920	533,059
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	282,257	431,853
Bright Peak Therapeutics Inc. Series C (b)(c)(d)	1,110,268	1,221,295
Cardurion Pharmaceuticals Inc Series B (b)(c)(d)	449,156	2,016,710
Castle Creek Biosciences Inc Series C (b)(c)(d)	582	136,380
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	4,476	937,722
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	1,254	232,742
CELLANOME Inc Series B (b)(c)(d)	400,974	2,642,419
City Therapeutics Inc Series A (b)(c)(d)	298,887	2,824,482
Cleerly Inc Series C (b)(c)(d)	294,888	3,335,183
Element Biosciences Inc Series B (b)(c)(d)	125,057	652,798
Element Biosciences Inc Series C (b)(c)(d)	114,255	870,623
Element Biosciences Inc Series D (b)(c)(d)	92,374	498,819
Element Biosciences Inc Series D1 (b)(c)(d)	92,374	498,820
ElevateBio LLC Series C (b)(c)(d)	247,600	517,484
Generate Biomedicines Inc Series B (b)(c)(d)	191,856	2,219,774
Generate Biomedicines Inc Series C (b)(c)(d)	284,574	3,292,521
Genesis Therapeutics Inc Series D (b)(c)(d)	583,881	3,147,119
LifeMine Therapeutics Inc Series C (b)(c)(d)	1,759,782	2,076,543
National Resilience Inc Series B (b)(c)(d)	182,315	1,287,144
National Resilience Inc Series C (b)(c)(d)	74,748	914,915
Neurona Therapeutics Inc Series F (b)(d)	1,010,300	2,081,218
Odyssey Therapeutics Inc Series B (b)(c)(d)	458,024	503,826
Odyssey Therapeutics Inc Series C (b)(c)(d)	442,442	482,262
Odyssey Therapeutics Inc Series D (b)(d)	1,754,475	2,158,004
Parabilis Medicines Inc Series D (b)(c)(d)	272,597	1,551,077
Parabilis Medicines Inc Series E (b)(c)(d)	202,540	1,259,799
Saliogen Therapeutics Inc Series B (b)(c)(d)	14,028	0
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	587,934	1,493,352
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	313,559	912,457
T-Knife Therapeutics Inc Series B (b)(c)(d)	241,456	166,605
Treeline Biosciences Series A (b)(c)(d)	283,817	1,691,549
Treeline Biosciences Series A1 (b)(c)(d)	151,334	933,731
Triveni Bio Inc Series B (b)(d)	2,078,466	1,974,543
		51,463,976
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	145,007	5,276,805
Blink Health LLC Series C1 (b)(c)(d)	56,458	2,054,507
Blink Health LLC Series D (b)(c)(d)	62,396	2,270,590
Kardium Inc/Us Series D-6 (b)	1,517,942	1,396,507
Kardium Inc/Us Series D-6 (b)(d)	1,087,032	1,239,216
Kardium Inc/Us Series D-7 (b)	3,576,917	2,038,843
Kardium Inc/Us Series D-7 (b)(d)	782,873	446,238
Kardium Inc/Us Series D-7 (b)	162,879	94,469
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	81,214	2,736,100
		17,553,275
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	140,186	616,818
Conformal Medical Inc Series D (b)(c)(d)	201,674	1,026,521
		1,643,339
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	26,096	954,331
Aledade Inc Series E1 (b)(c)(d)	21,357	781,025
Candid Therapeutics Series B (b)(c)(d)	1,469,416	1,454,722
Wugen Inc Series B (b)(c)(d)	121,894	187,717
Wugen Inc Series C (b)(d)	1,256,700	2,161,524
		5,539,319
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)(d)	1,125,997	810,718
Galvanize Therapeutics Series C-1 (b)(d)	1,919,707	844,671
Kartos Therapeutics Inc Series C (b)(c)(d)	472,772	2,685,345
Kartos Therapeutics Inc Series D (b)(d)	128,671	730,851
Mirador Therapeutics Inc Series A (b)(c)(d)	957,764	3,103,155
Mirador Therapeutics Inc Series B (b)(d)	1,424,532	4,700,956
		12,875,696
TOTAL HEALTH CARE		89,075,605

Industrials - 1.0%
Aerospace & Defense - 0.9%
Anduril Industries Inc Series F (b)(c)(d)	111,962	4,577,007
Anduril Industries Inc Series G (b)(d)	20,700	846,216
Space Exploration Technologies Corp Series G (b)(c)(d)	7,729	16,385,480
Space Exploration Technologies Corp Series J (b)(c)(d)	52,171	110,602,521
Space Exploration Technologies Corp Series N (b)(c)(d)	19,900	42,188,000
		174,599,224
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	74,075	3,063,001
Construction & Engineering - 0.1%
Beta Technologies Inc Series A (b)(c)(d)	10,545	1,207,086
Beta Technologies Inc Series B, 6% (b)(c)(d)	20,919	2,904,185
Beta Technologies Inc Series C, 6% (b)(d)	21,483	2,561,633
		6,672,904
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	314,200	2,523,026
TOTAL INDUSTRIALS		186,858,155

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp Series E (b)(c)(d)	754,820	211,350
Menlo Microsystems Inc Series C (b)(c)(d)	993,699	546,534
Vast Data Ltd Series A (b)(c)(d)	107,503	2,422,043
Vast Data Ltd Series A1 (b)(c)(d)	264,598	5,961,393
Vast Data Ltd Series A2 (b)(c)(d)	304,373	6,857,524
Vast Data Ltd Series B (b)(c)(d)	242,193	5,456,608
Vast Data Ltd Series C (b)(c)(d)	7,060	159,061
Vast Data Ltd Series E (b)(c)(d)	231,432	5,214,163
		26,828,676
IT Services - 0.2%
X.Ai Holdings Corp Series B (b)(d)	677,598	24,772,983
X.Ai Holdings Corp Series C (b)(d)	692,600	25,321,456
		50,094,439
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	43,034	1,138,249
Alif Semiconductor Series D (b)(d)	76,900	2,165,505
Danger Devices Inc Series B (b)(d)	1,177,500	1,071,525
Retym Inc Series C (b)(c)(d)	202,380	2,110,823
Retym Inc Series D (b)(d)	50,206	552,266
SiMa Technologies Inc Series B (b)(c)(d)	299,482	1,901,711
SiMa Technologies Inc Series B1 (b)(c)(d)	167,848	1,247,110
		10,187,189
Software - 0.4%
Anthropic PBC Series D (b)(c)(d)	100,142	14,829,027
Anthropic PBC Series E (b)(d)	14,200	2,001,774
Anthropic PBC Series F (b)(d)	19,800	2,791,206
Asapp Inc Series D (b)(c)(d)	612,736	772,047
Celestial AI Inc Series A (b)(d)	84,119	1,536,013
Celestial AI Inc Series B (b)(d)	63,298	1,155,821
Celestial AI Inc Series C1 (b)(d)	253,555	4,629,915
Crusoe Energy Systems LLC Series D (b)(d)	100,444	7,501,158
Databricks Inc Series G (b)(c)(d)	37,815	5,407,167
Databricks Inc Series H (b)(c)(d)	56,085	8,019,594
Databricks Inc Series I (b)(c)(d)	3,131	447,702
Databricks Inc Series J (b)(d)	84,014	12,013,162
Evozyne Inc Series A (b)(c)(d)	78,000	1,234,740
Evozyne Inc Series B (b)(c)(d)	95,720	1,576,508
Lyte Ai Inc Series B (b)(c)(d)	213,232	2,415,919
Skyryse Inc Series B (b)(c)(d)	117,653	3,096,627
Stripe Inc Series H (b)(c)(d)	14,400	511,200
		69,939,580
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	136,712	6,448,705
Lightmatter Inc Series C2 (b)(c)(d)	21,474	1,048,790
Lightmatter Inc Series D (b)(d)	133,986	8,738,567
		16,236,062
TOTAL INFORMATION TECHNOLOGY		173,285,946

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	33,030	59,784
Manus Bio Inc Series One-5 (b)(d)	121,101	402,055
Manus Bio Inc Series One-6 (b)(d)	181,143	601,395
		1,063,234
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	301,038	7,941,383
TOTAL MATERIALS		9,004,617

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	20,469	595,853
Redwood Materials Series D (b)(c)(d)	7,960	231,715
		827,568
TOTAL UNITED STATES		485,026,663
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $392,571,393)		549,233,550

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	280,502	169,523
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(j)	41,948	22,770
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	477,176	576,792
SiMa Technologies Inc 7.5% 12/31/2027 (b)(d)	434,800	451,325
		1,028,117
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (b)(d)	378,172	500,095
TOTAL INFORMATION TECHNOLOGY		1,550,982

TOTAL UNITED STATES		1,720,505
TOTAL PREFERRED SECURITIES (Cost $1,612,598)		1,720,505

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.36	10,199,942	10,201,982
Fidelity Securities Lending Cash Central Fund (l)(m)	4.36	118,506,256	118,518,107
TOTAL MONEY MARKET FUNDS (Cost $128,720,089)			128,720,089

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $10,960,893,938)	21,542,835,083
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(104,140,646)
NET ASSETS - 100.0%	21,438,694,437

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $744,983,908 or 3.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $50,148,793 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,702,745 or 0.0% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/2021	7,556,081

Adimab LLC	1/19/2021	2,545,164

AgBiome LLC Series D	9/3/2021	2,852,725

AgomAb Therapeutics SA Series C	10/3/2023	3,296,587

AgomAb Therapeutics SA Series D	10/22/2024	843,788

AgomAb Therapeutics SA warrants 10/10/2033	10/3/2023	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/2024	0

Akeana Series C	1/23/2024	1,452,179

Aledade Inc Series B1	5/7/2021	999,234

Aledade Inc Series E1	5/20/2022	1,063,886

Alif Semiconductor Series C	3/8/2022	873,527

Alif Semiconductor Series D	4/11/2025	2,077,615

Altos Labs Inc Series B	7/22/2022	2,383,286

Altos Labs Inc Series C	3/15/2024	1,318,530

Anduril Industries Inc Class B	6/16/2025	89,901

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	2,433,673

Anduril Industries Inc Series G	4/17/2025	846,274

Ankyra Therapeutics Series B	8/26/2021	1,854,693

Anthropic PBC Series D	5/31/2024	3,004,711

Anthropic PBC Series E	2/14/2025	796,428

Anthropic PBC Series F	8/18/2025	2,791,158

Asapp Inc Series D	8/29/2023	2,366,080

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	1,846,200

Beauty Health Co/The	12/8/2020	4,286,430

Beta Technologies Inc Series A	4/9/2021	772,632

Beta Technologies Inc Series B, 6%	4/4/2022	2,158,213

Beta Technologies Inc Series C, 6%	10/24/2024	2,459,159

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	2,447,843

Blink Health LLC Series C	11/7/2019 - 7/14/2021	5,535,787

Blink Health LLC Series C1	7/15/2022 - 2/2/2024	2,193,318

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,620,632

Bolt Technology OU Series E	1/3/2022	4,628,275

Bright Peak Therapeutics Inc. Series B	5/14/2021	1,102,496

Bright Peak Therapeutics Inc. Series C	5/7/2024	1,258,489

ByteDance Ltd Series E1	11/18/2020	5,373,408

Candid Therapeutics Series B	8/27/2024	1,763,299

Canva Australia Holdings Pty Ltd Class A	3/18/2024	1,925,323

Canva Australia Holdings Pty Ltd Series A	9/22/2023	1,575,458

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	285,865

Cardurion Pharmaceuticals Inc Series B	7/10/2024	2,199,786

Castle Creek Biosciences Inc Series C	12/9/2019	239,697

Castle Creek Biosciences Inc Series D1	4/19/2022	962,474

Castle Creek Biosciences Inc Series D2	6/28/2021	215,100

Celestial AI Inc	2/25/2025	195,464

Celestial AI Inc Series A	2/25/2025	1,246,282

Celestial AI Inc Series B	2/25/2025	937,804

Celestial AI Inc Series C1	2/25/2025	4,419,514

CELLANOME Inc Series B	1/8/2024	3,003,295

City Therapeutics Inc Series A	4/17/2024	2,997,687

Cleerly Inc Series C	7/8/2022	3,473,958

Conformal Medical Inc Series C	7/24/2020	514,071

Conformal Medical Inc Series D	5/26/2023 - 7/31/2025	1,024,435

Crescent Biopharma Inc	10/28/2024	1,399,356

Crusoe Energy Systems LLC Series D	12/10/2024	2,930,136

Danger Devices Inc Series B	3/5/2025	1,060,339

Databricks Inc Series G	2/1/2021	2,235,722

Databricks Inc Series H	8/31/2021	4,121,358

Databricks Inc Series I	9/14/2023	230,129

Databricks Inc Series J	12/17/2024	7,771,295

Deep Genomics Inc Series C	7/21/2021	2,254,110

Diamond Foundry Inc Series C	3/15/2021	7,224,912

Discord Inc Series I	9/15/2021	770,874

DNA Script SAS	12/17/2021	92,085

DNA Script SAS	12/17/2021	351,526

DNA Script SAS Series B	12/17/2021	4,804

DNA Script SAS Series C	10/1/2021	2,217,248

Dragonfly Therapeutics Inc	12/19/2019	830,209

Element Biosciences Inc Series B	12/13/2019	655,374

Element Biosciences Inc Series C	6/21/2021	2,348,706

Element Biosciences Inc Series D	6/28/2024	724,517

Element Biosciences Inc Series D1	6/28/2024	724,517

Element Labs Inc Series A	2/11/2025	615,627

Element Labs Inc Series B	6/27/2025	1,366,875

ElevateBio LLC Series C	3/9/2021	1,038,682

Empower Semiconductor Inc Series D	6/27/2025	2,521,706

Enevate Corp 10% 5/12/2199	11/12/2024	11,723

Enevate Corp 6%	11/2/2023 - 10/31/2024	41,948

Enevate Corp Series E	1/29/2021	836,858

Epic Games Inc	7/13/2020 - 7/30/2020	2,875,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 6/30/2025	1,654,301

Evozyne Inc Series A	4/9/2021	1,752,660

Evozyne Inc Series B	9/14/2023	1,482,703

Fanatics Inc Class A	8/13/2020 - 10/24/2022	7,298,409

Farmers Business Network Inc 15% 9/28/2025	9/29/2023 - 9/25/2024	1,143,008

Farmers Business Network Inc Series G	9/15/2021	2,053,072

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	1

Freenome Holdings Inc Series C	8/14/2020	934,916

Freenome Holdings Inc Series D	11/22/2021	947,803

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	736,585

Galvanize Therapeutics Series B	3/29/2022	1,949,422

Galvanize Therapeutics Series C-1	7/7/2025	844,671

Generate Biomedicines Inc Series B	11/2/2021	2,273,494

Generate Biomedicines Inc Series C	6/5/2023 - 1/21/2025	3,372,202

Genesis Therapeutics Inc Series D	8/10/2023	2,982,231

GoBrands Inc Series G	3/2/2021	4,971,122

GoBrands Inc Series H	7/22/2021	8,049,525

InSightec Ltd Series G	6/17/2024	2,413,860

JUUL Labs Inc Class A	2/23/2024	2,867,387

Kardium Inc/Us 10% 12/31/2026	8/2/2024	970,721

Kardium Inc/Us Series D-6	12/30/2020	1,104,251

Kardium Inc/Us Series D-7	8/6/2024	380,030

Kartos Therapeutics Inc Series C	8/22/2023	2,672,580

Kartos Therapeutics Inc Series D	2/26/2025	727,377

Korro Bio Inc	7/14/2023	1,212,586

Laronde Inc Series B	8/13/2021	2,275,896

LifeMine Therapeutics Inc Series C	2/15/2022	3,583,954

Lightmatter Inc Series C1	5/19/2023	2,249,842

Lightmatter Inc Series C2	12/18/2023	558,363

Lightmatter Inc Series D	10/11/2024	10,749,764

Lyte Ai Inc Series B	8/13/2024	2,705,082

Manus Bio Inc Series One-5	11/13/2020	1,270,263

Manus Bio Inc Series One-6	3/30/2021	1,900,057

Medical Microinstruments Inc/Italy Series C	2/16/2024	2,707,163

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Meesho Series D-2	7/15/2024	3,454,528

Meesho Series E	7/15/2024	575,400

Meesho Series E-1	4/18/2024	274,176

Meesho Series F	9/21/2021 - 7/15/2024	5,669,736

Menlo Microsystems Inc Series C	2/9/2022	1,317,148

Mirador Therapeutics Inc Series A	3/19/2024	2,873,292

Mirador Therapeutics Inc Series B	7/31/2025	4,700,956

National Resilience Inc Series B	12/1/2020	2,490,423

National Resilience Inc Series C	6/28/2021	3,319,559

Neurona Therapeutics Inc Series F	3/28/2025	2,081,218

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	310,600

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	82,200

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2025	2,337,238

Odyssey Therapeutics Inc Series B	9/30/2022	2,892,806

Odyssey Therapeutics Inc Series C	10/25/2023	2,212,210

Odyssey Therapeutics Inc Series D	6/16/2025	2,640,432

OpenAI Global LLC rights	8/4/2025	2,897,400

Oura Health Oy Series D	12/18/2024	8,351,202

Parabilis Medicines Inc Series D	11/17/2022	2,933,989

Parabilis Medicines Inc Series E	2/29/2024	1,261,439

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,176,647

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	839,896

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	2,293,956

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	134,101

Prognomiq Inc	8/20/2020 - 2/16/2022	674,070

Quell Therapeutics Ltd Series B	11/24/2021	1,554,788

Rad Power Bikes Inc	1/21/2021	826,883

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	280,502

Rad Power Bikes Inc Series A	1/21/2021	107,803

Rad Power Bikes Inc Series C	1/21/2021	424,189

Rad Power Bikes Inc Series D	9/17/2021	2,104,602

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	970,302

Redwood Materials Series D	6/2/2023	379,977

Retym Inc Series C	5/17/2023 - 6/20/2023	1,574,881

Retym Inc Series D	1/29/2025	531,531

Revolut Group Holdings Ltd	12/27/2024	2,320,517

Saliogen Therapeutics Inc Series B	12/10/2021	1,485,060

Saluda Medical Inc 0%	1/3/2025	738,600

Saluda Medical Inc Series D	1/20/2022	1,975,505

Saluda Medical Inc Series E	4/6/2023	1,583,369

Saluda Medical Inc Series E-1	4/6/2023	738,599

Saluda Medical Inc warrants 1/20/2027	1/20/2022	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/2022	0

Scorpion Therapeutics Inc	3/5/2025	261,494

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights 3/5/2040	3/5/2025	435,823

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 7/5/2025	477,176

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	434,800

SiMa Technologies Inc Series B	5/10/2021	1,535,564

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,190,193

Skyhawk Therapeutics Inc	5/21/2021	2,094,864

Skyryse Inc 0% 2/5/2027	8/13/2024	378,172

Skyryse Inc Series B	10/21/2021	2,903,673

Sonoma Biotherapeutics Inc Series B	7/26/2021	1,161,934

Sonoma Biotherapeutics Inc Series B1	7/26/2021	929,546

Space Exploration Technologies Corp	2/16/2021 - 12/9/2024	41,334,315

Space Exploration Technologies Corp Class C	4/2/2024 - 12/9/2024	12,356,760

Space Exploration Technologies Corp Series G	9/7/2023	6,260,490

Space Exploration Technologies Corp Series J	9/7/2023	42,258,510

Space Exploration Technologies Corp Series N	8/4/2020	5,373,000

Stripe Inc Class B	5/18/2021	1,544,943

Stripe Inc Series H	3/15/2021	577,800

T-Knife Therapeutics Inc Series B	6/30/2021	1,392,911

Taalas Inc Series B	2/19/2025	1,647,402

Tenstorrent Holdings Inc Series C1	4/23/2021	1,944,778

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	6,453,285

Tenstorrent Holdings Inc Series D2	7/17/2024	1,165,989

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	2,221,578

Treeline Biosciences Series A1	10/27/2022	1,303,031

Triveni Bio Inc Series B	9/19/2024	2,174,907

Vast Data Ltd Series A	11/28/2023	1,182,533

Vast Data Ltd Series A1	11/28/2023	2,910,578

Vast Data Ltd Series A2	11/28/2023	3,348,103

Vast Data Ltd Series B	11/28/2023	2,664,123

Vast Data Ltd Series C	11/28/2023	77,660

Vast Data Ltd Series E	11/28/2023	5,091,504

Waymo LLC Series A2	5/8/2020	566,037

Waymo LLC Series C2	10/18/2024	1,481,367

Wugen Inc 0%	6/14/2024	515,072

Wugen Inc Series B	7/9/2021	945,276

Wugen Inc Series C	8/22/2025	2,227,991

Wugen Inc warrants 8/22/2035	8/22/2025	0

X.Ai Holdings Corp Class A	10/27/2021 - 7/18/2025	4,639,485

X.Ai Holdings Corp Series B	5/13/2024	8,110,848

X.Ai Holdings Corp Series C	11/22/2024	14,994,790

Xsight Labs Ltd Series D	2/16/2021	977,119

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,661,754

Zipline International Inc Series G	6/7/2024	3,107,172

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	8/14/2025

Figma Inc	1/27/2026

HeartFlow Inc	2/4/2026

Omada Health Inc	12/3/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,760,051	1,273,030,322	1,294,588,391	1,259,097	-	-	10,201,982	10,199,942	0.0%
Fidelity Securities Lending Cash Central Fund	345,922,410	1,060,331,765	1,287,736,068	2,133,434	-	-	118,518,107	118,506,256	0.4%
Total	377,682,461	2,333,362,087	2,582,324,459	3,392,531	-	-	128,720,089

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.